Note 6 - Investments In Equity Method Investees (Details) (I-Heart [Member], JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2012
I-Heart [Member]
Note 6 - Investments In Equity Method Investees (Details) [Line Items]
Due to Affiliate	¥ 18,673